Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
	December 31, 2020	December 31, 2019
Insurance and other claims	$762	$1,709
Advances to suppliers and other assets	2,329	4,964
Prepaid insurances	584	998
Other (includes scrubber equipment and installation claim)	3,036	461
Total	$6,711	$8,132